Taxation (Details) - USD ($) $ in Millions	1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2023	Feb. 28, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Argentina tax authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought			$ 3	$ 6	$ 4
Brazil tax authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought			26	22	23
Columbian tax authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought			10	74	42
Legal proceedings provision					34
Penalties not provided for			10	9	8
Columbian tax authority | Taxation Paid
Disclosure of contingent liabilities [line items]
Income taxes paid (refund)	$ 3	$ 25
Tax effect of foreign tax rates		$ 6
Guinea tax authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought			8	8	8
Legal proceedings provision			2	2	2
Mali tax authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought			3	4	4
Tanzania revenue authority | Provision for income tax
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought			338	312	318
Loss contingency, damages paid under protest			$ 24	$ 25	$ 24